Warranty Reserves (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warranty reserves
Balance at the beginning of the year	$ 1,202	$ 775	$ 1,077	$ 840	$ 840	$ 559
Additions to reserves for new home deliveries	308	171	744	308	733	234
Warranty costs paid	(162)	(106)	(394)	(304)	(379)	(443)
Adjustments related to pre-existing reserves	27	5	(52)	1	(117)	490
Balance at the end of the year	1,375	845	1,375	845	1,077	840
Cost of sales | Homebuilding
Warranty disclosure
Warranty expense	$ 300	$ 200	$ 700	$ 300	$ 616	$ 724